COLUMBIA FUNDS SERIES TRUST

Registration Nos. 333-89661; 811-09645

CERTIFICATE PURSUANT TO

17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Columbia Funds Series Trust (the “Trust”) that the forms of prospectuses for the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c) do not differ from the prospectuses contained in Post-Effective Amendment No. 51 under the 1933 Act and Amendment No. 52 under the 1940 Act, the most recent amendment to the Trust’s Registration Statement on Form N-1A, the text of which was filed electronically on June 29, 2007.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed on its behalf by the undersigned on the 9th day of July, 2007.

COLUMBIA FUNDS SERIES TRUST

/s/ Peter T. Fariel
Peter T. Fariel
Assistant Secretary